Other investments (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about other investments [Table Text Block]
	2018	2017
	$	$

Fair value through profit or loss (warrants)
Balance – January 1	8,092	10,935
Acquisitions	3,093	9,662
Exercise	-	(14,170)
Change in fair value	(7,837)	1,665

Balance – December 31	3,348	8,092

Fair value through other comprehensive income (shares)
Balance – January 1	106,841	97,274
Acquisitions	14,453	72,719
Exercise of warrants	-	500
Interests on financial assets at amortized cost paid in shares	-	12
Transfer from associates (Note 12)	46,625	-
Change in fair value	(29,773)	6,139
Transfer to associates (Note 12)	(7,048)	-
Disposals	(27,043)	(69,803)

Balance – December 31	104,055	106,841

Amortized cost
Balance – January 1	200	200
Acquisition	2,000	-

Balance – December 31	2,200	200

Total	109,603	115,133